Exhibit 99.1

Citigroup Commercial Mortgage Trust 2020-420K

Commercial Mortgage Pass-Through Certificates, Series 2020-420K

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

30 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Re:	Citigroup Commercial Mortgage Trust 2020-420K (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-420K (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 October 2020

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:
i.	One senior promissory note (the “Senior Trust Note”) and
ii.	One subordinate promissory note (the “Junior Trust Note”),
b.	The Trust Notes collectively evidence a portion (such portion, the “Trust Loan”) of a 10-year fixed-rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and certain other senior promissory notes (the “Companion Notes”), which will not be assets of the Issuing Entity,
c.	The Companion Notes and Senior Trust Note (collectively, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Note,
d.	The Mortgage Loan is secured by, among other things, a first priority mortgage on the borrower’s fee simple interest in a newly constructed apartment complex comprised of 2 multifamily buildings located at 416-420 Kent Avenue in Brooklyn, New York (collectively, the “Property”) and
e.	The Mortgage Loan has a related fixed-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Notes, Senior Trust Note, Junior Trust Note, Companion Notes, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 6 November 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

Attachment A Page 2 of 8
2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Notes, Senior Trust Note, Junior Trust Note, Companion Notes, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the
a.	Original Senior Mortgage Loan Trust Amount ($) and
b.	Original Senior Companion Mortgage Loan Amount ($),

as shown on the Final Data File, we recalculated the "Original Total Senior Mortgage Loan Amount ($)" of the Senior Notes. We compared this recalculated information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Amount ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”),
d.	Use the “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Notes as of the Reference Date (the “Cut-off Date Total Senior Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Senior Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Total Senior Mortgage Loan Amount ($)”),
e.	Use the “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Note as of the Reference Date (the “Cut-off Date Senior Mortgage Loan Trust Amount ($)”) and
ii.	The principal balance of the Senior Trust Note as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Mortgage Loan Trust Amount ($)”),
f.	Use the “Original Senior Companion Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Notes as of the Reference Date (the “Cut-off Date Senior Companion Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Companion Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Companion Mortgage Loan Amount ($)”),
g.	Use the “Original Junior Trust Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Note as of the Reference Date (the “Cut-off Date Junior Trust Loan Amount ($)”) and
ii.	The principal balance of the Junior Trust Note as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Junior Trust Loan Amount ($)”) and
h.	Use the “Original Mezzanine Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan Amount ($)”) and
ii.	The principal balance of the Mezzanine Loan as of the ”Maturity Date” of the Mezzanine Loan (the “Maturity Balance Mezzanine Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Mortgage Loan Cut-off Date Amount ($),
b.	Cut-off Date Mezzanine Loan Amount ($),
c.	Mortgage Loan Balloon Balance ($) and
d.	Maturity Balance Mezzanine Loan Amount ($),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Cut-off Date Amount ($) and
ii.	Total Loan Balloon Balance ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining IO Term (Months) and
ii.	Remaining Term to Maturity (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Senior Mortgage Loan Trust Amount ($),
b.	Original Junior Trust Loan Amount ($),
c.	Mortgage Loan Interest Rate and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of:

a.	The sum of:
i.	The “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File, and
ii.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 8

11.	Using the:
a.	Original Total Senior Mortgage Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Loan Monthly Debt Service Payment ($) and
ii.	Senior Loan Annual Debt Service Payment ($)

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Monthly Debt Service Payment ($)” of the Senior Notes as 1/12th of the product of:

a.	The “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Annual Debt Service Payment ($)” of the Senior Notes as twelve (12) times the “Senior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

12.	Using the:
a.	Original Junior Trust Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Junior Loan Monthly Debt Service Payment ($) and
ii.	Junior Loan Annual Debt Service Payment ($)

of the Junior Trust Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Monthly Debt Service Payment ($)” of the Junior Trust Note as 1/12th of the product of:

a.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Annual Debt Service Payment ($)” of the Junior Trust Note as twelve (12) times the “Junior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 6 of 8

13.	Using the:
a.	Original Mezzanine Loan Amount ($),
b.	Mezzanine Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment ($) and
ii.	Mezzanine Loan Annual Debt Service Payment ($)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment ($)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Amount ($),” as shown on the Final Data File,
b.	The “Mezzanine Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment ($)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

14.	Using the:
a.	Senior Loan Monthly Debt Service Payment ($),
b.	Junior Loan Monthly Debt Service Payment ($),
c.	Mezzanine Loan Monthly Debt Service Payment ($),
d.	Senior Loan Annual Debt Service Payment ($),
e.	Junior Loan Annual Debt Service Payment ($) and
f.	Mezzanine Loan Annual Debt Service Payment ($),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment ($) and
ii.	Total Loan Annual Debt Service Payment ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

15.	Using the:
a.	Senior Loan Annual Debt Service Payment ($),
b.	Junior Loan Annual Debt Service Payment ($),
c.	Total Loan Annual Debt Service Payment ($),
d.	Net Operating Income UW,
e.	Net Cash Flow UW,
f.	Cut-off Date Total Senior Mortgage Loan Amount ($),
g.	Maturity Balance Total Senior Mortgage Loan Amount ($),
h.	Mortgage Loan Cut-off Date Amount ($),
i.	Mortgage Loan Balloon Balance ($),
j.	Total Loan Cut-off Date Amount ($),
k.	Total Loan Balloon Balance ($),
l.	Appraised Value,
m.	As-Stabilized Appraised Value,
n.	Multifamily Units and
o.	Total Rentable Area (SF),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Mortgage Loan UW NOI DSCR,
ii.	Senior Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR,
iv.	Mortgage Loan UW NCF DSCR,
v.	Total Loan UW NOI DSCR,
vi.	Total Loan UW NCF DSCR,
vii.	Senior Mortgage Loan UW NOI Debt Yield,
viii.	Senior Mortgage Loan UW NCF Debt Yield,
ix.	Mortgage Loan UW NOI Debt Yield,
x.	Mortgage Loan UW NCF Debt Yield,
xi.	Total Loan UW NOI Debt Yield,
xii.	Total Loan UW NCF Debt Yield,
xiii.	Senior Mortgage Loan Cut-off Date LTV,
xiv.	Senior Mortgage Loan Maturity Date LTV,
xv.	Mortgage Loan Cut-off Date LTV,
xvi.	Mortgage Loan Maturity Date LTV,
xvii.	Total Loan Cut-off Date LTV,
xviii.	Total Maturity Date LTV,
xix.	Cut-off Date Senior Mortgage Loan Amount per Unit ($),
xx.	Cut-off Date Senior Mortgage Loan Amount per Rentable SF ($),
xxi.	Mortgage Loan Amount per Unit ($),
xxii.	Mortgage Loan Amount per SF ($),
xxiii.	Total Loan Amount per Unit ($),
xxiv.	Total Loan Amount per Rentable SF ($),
xxv.	Appraised Value per Unit,
xxvi.	Appraised Value per SF,
xxvii.	As-Stabilized Value per Unit and
xxviii.	As-Stabilized Value per SF

of the Senior Notes, Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to two decimal places,
b.	Round the characteristics listed in vii. through xviii. above to the nearest 1/10th of one percent,
c.	Use the sum of the:
i.	Senior Loan Annual Debt Service Payment ($) and
ii.	Junior Loan Annual Debt Service Payment ($)

to recalculate the characteristics listed in iii. and iv. above,

d.	Use the “Appraised Value” to recalculate the characteristics listed in xxv. and xxvi. above and
e.	Use the “As-Stabilized Appraised Value” to recalculate the characteristics listed in xxvii. and xxviii. above.

16.	Using the:
a.	Effective Gross Income – Apartments UW,
b.	Effective Gross Income – Commercial UW and
c.	Total Effective Gross Income UW,

as shown on the Final Data File, we recalculated the:

i.	% of UW EGI (Multifamily) and
ii.	% of UW EGI (Commercial)

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	30 October 2020

Mezzanine Loan Agreement	30 October 2020

Closing Statement	30 October 2020

Deposit Account Control Agreement	30 October 2020

Guaranty Agreement	30 October 2020

Non-Consolidation Opinion	30 October 2020

Assignment of Management Agreement	30 October 2020

Environmental Indemnity Agreement	30 October 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	20 October 2020

Engineering Report	11 September 2020

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	19 October 2020

Environmental Phase I Report	14 September 2020

Insurance Review Documents	Various

Pro Forma Title Policy	Not Dated

USPS Internet Site (www.usps.com)	Not Applicable

CoStar Submarket Reports	22 September 2020

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type (see Note 1)	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 2)	Appraisal Report
City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Multifamily Units	Underwritten Rent Roll
Total Rentable Area (SF)	Underwritten Rent Roll
Occupancy % (Total Multifamily)	Underwritten Rent Roll
Occupancy % (Market Rate Multifamily)	Underwritten Rent Roll
Occupancy % (Affordable Multifamily)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Commercial NRA (SF)	Underwritten Rent Roll
Occupancy % (Commercial)	Underwritten Rent Roll
Occupancy Date (Commercial)	Underwritten Rent Roll
Number of Tenants (Commercial)	Underwritten Rent Roll
Weighted Average Commercial Lease Expiration Date	Underwritten Rent Roll
Weighted Average Remaining Commercial Lease Term (Years)	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraised Value Date (see Note 3)	Appraisal Report
As-Stabilized Appraised Value	Appraisal Report
As-Stabilized Appraised Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A Page 2 of 9

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

In-Place Base Rent (Market Rate Apartments) June 2020 Annualized	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) UW	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) June 2020 Annualized	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) Appraisal Year 1	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) UW	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) June 2020 Annualized	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) UW	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) June 2020 Annualized	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) UW	Underwriter’s Summary Report
Gross Potential Income (Apartments) June 2020 Annualized	Underwriter’s Summary Report
Gross Potential Income (Apartments) Appraisal Year 1	Underwriter’s Summary Report
Gross Potential Income (Apartments) Budget Year 1	Underwriter’s Summary Report
Gross Potential Income (Apartments) UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) June 2020 Annualized	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) June 2020 Annualized	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) UW	Underwriter’s Summary Report
EGI Before Other Income – Apartments June 2020 Annualized	Underwriter’s Summary Report
EGI Before Other Income – Apartments Appraisal Year 1	Underwriter’s Summary Report
EGI Before Other Income – Apartments Budget Year 1	Underwriter’s Summary Report
EGI Before Other Income – Apartments UW	Underwriter’s Summary Report
Other Income – Apartments June 2020 Annualized	Underwriter’s Summary Report
Other Income – Apartments Appraisal Year 1	Underwriter’s Summary Report
Other Income – Apartments Budget Year 1	Underwriter’s Summary Report
Other Income – Apartments UW	Underwriter’s Summary Report
Parking Income June 2020 Annualized	Underwriter’s Summary Report
Parking Income Appraisal Year 1	Underwriter’s Summary Report
Parking Income Budget Year 1	Underwriter’s Summary Report
Parking Income UW	Underwriter’s Summary Report
Effective Gross Income – Apartments June 2020 Annualized	Underwriter’s Summary Report
Effective Gross Income – Apartments Appraisal Year 1	Underwriter’s Summary Report
Effective Gross Income – Apartments Budget Year 1	Underwriter’s Summary Report
Effective Gross Income – Apartments UW	Underwriter’s Summary Report
In-Place Base Rent – Commercial June 2020 Annualized	Underwriter’s Summary Report
In-Place Base Rent – Commercial Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent – Commercial Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent – Commercial UW	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial June 2020 Annualized	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial Appraisal Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Income – Commercial June 2020 Annualized	Underwriter’s Summary Report
Other Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Other Income – Commercial Budget Year 1	Underwriter’s Summary Report
Other Income – Commercial UW	Underwriter’s Summary Report
Gross Potential Income – Commercial June 2020 Annualized	Underwriter’s Summary Report
Gross Potential Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Gross Potential Income – Commercial Budget Year 1	Underwriter’s Summary Report
Gross Potential Income – Commercial UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial June 2020 Annualized	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial UW	Underwriter’s Summary Report
Effective Gross Income – Commercial June 2020 Annualized	Underwriter’s Summary Report
Effective Gross Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Effective Gross Income – Commercial Budget Year 1	Underwriter’s Summary Report
Effective Gross Income – Commercial UW	Underwriter’s Summary Report
Total Effective Gross Income June 2020 Annualized	Underwriter’s Summary Report
Total Effective Gross Income Appraisal Year 1	Underwriter’s Summary Report
Total Effective Gross Income Budget Year 1	Underwriter’s Summary Report
Total Effective Gross Income UW	Underwriter’s Summary Report
Management Fee June 2020 Annualized	Underwriter’s Summary Report
Management Fee Appraisal Year 1	Underwriter’s Summary Report
Management Fee Budget Year 1	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Repairs & Maintenance June 2020 Annualized	Underwriter’s Summary Report
Repairs & Maintenance Appraisal Year 1	Underwriter’s Summary Report
Repairs & Maintenance Budget Year 1	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report
Utilities June 2020 Annualized	Underwriter’s Summary Report
Utilities Appraisal Year 1	Underwriter’s Summary Report
Utilities Budget Year 1	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

Utilities UW	Underwriter’s Summary Report
General & Administrative June 2020 Annualized	Underwriter’s Summary Report
General & Administrative Appraisal Year 1	Underwriter’s Summary Report
General & Administrative Budget Year 1	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance June 2020 Annualized	Underwriter’s Summary Report
Insurance Appraisal Year 1	Underwriter’s Summary Report
Insurance Budget Year 1	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report
Real Estate Taxes June 2020 Annualized	Underwriter’s Summary Report
Real Estate Taxes Appraisal Year 1	Underwriter’s Summary Report
Real Estate Taxes Budget Year 1	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report
Payroll & Benefits June 2020 Annualized	Underwriter’s Summary Report
Payroll & Benefits Appraisal Year 1	Underwriter’s Summary Report
Payroll & Benefits Budget Year 1	Underwriter’s Summary Report
Payroll & Benefits UW	Underwriter’s Summary Report
Contract Services June 2020 Annualized	Underwriter’s Summary Report
Contract Services Appraisal Year 1	Underwriter’s Summary Report
Contract Services Budget Year 1	Underwriter’s Summary Report
Contract Services UW	Underwriter’s Summary Report
Total Operating Expenses June 2020 Annualized	Underwriter’s Summary Report
Total Operating Expenses Appraisal Year 1	Underwriter’s Summary Report
Total Operating Expenses Budget Year 1	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report
Net Operating Income June 2020 Annualized	Underwriter’s Summary Report
Net Operating Income Appraisal Year 1	Underwriter’s Summary Report
Net Operating Income Budget Year 1	Underwriter’s Summary Report
Net Operating Income UW	Underwriter’s Summary Report
Replacement Reserves – Apartments June 2020 Annualized	Underwriter’s Summary Report
Replacement Reserves – Apartments Appraisal Year 1	Underwriter’s Summary Report
Replacement Reserves – Apartments Budget Year 1	Underwriter’s Summary Report
Replacement Reserves – Apartments UW	Underwriter’s Summary Report
Replacement Reserves – Commercial June 2020 Annualized	Underwriter’s Summary Report
Replacement Reserves – Commercial Appraisal Year 1	Underwriter’s Summary Report
Replacement Reserves – Commercial Budget Year 1	Underwriter’s Summary Report
Replacement Reserves – Commercial UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

TI/LC June 2020 Annualized	Underwriter’s Summary Report
TI/LC Appraisal Year 1	Underwriter’s Summary Report
TI/LC Budget Year 1	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Net Cash Flow June 2020 Annualized	Underwriter’s Summary Report
Net Cash Flow Appraisal Year 1	Underwriter’s Summary Report
Net Cash Flow Budget Year 1	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Major Tenant Information:

Characteristic	Source Document(s)

Largest Retail Tenant by UW Base Rent Tenant Name	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent Lease Start	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent Lease Exp.	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent NRA	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent % Property Commercial NRA	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent UW Base Rent ($)	Underwritten Rent Roll
Largest Retail Tenant by UW Base Rent UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent Tenant Name	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent Lease Start	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent Lease Exp.	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent NRA	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent % of Property Commercial NRA	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Retail by UW Base Rent UW Gross Rent ($)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 7 of 9

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Closing Statement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Closing Statement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Reserve Springing Conditions	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Other Reserve 2	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 2	Mortgage Loan Agreement
Other Reserve Description 2	Mortgage Loan Agreement
Upfront Other Reserve 3	Mortgage Loan Agreement
Ongoing Other Reserve 3	Mortgage Loan Agreement
Other Reserve Description 3	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Original Mortgage Loan Amount ($)	Mortgage Loan Agreement
Original Mezzanine Loan Amount ($)	Mezzanine Loan Agreement
Mortgage Loan Interest Rate	Mortgage Loan Agreement
Mezzanine Interest Rate	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 8 of 9

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 6)	Mortgage Loan Agreement
Lockbox Type (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String (see Note 9)	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Carveout Guarantor	Guaranty Agreement
Partial Release	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Appraised Value” and “Appraised Value Date” characteristics, the Depositor instructed us to use the corresponding appraised value and date, as shown in the applicable Source Document(s), associated with the “Appraised Value Type,” as shown on the Preliminary Data File.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the borrower(s) to establish a lockbox account as of the “Origination Date,” as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to:
a.	Use “Hard” if the applicable Source Document(s) require the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s) and
b.	Use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account.

Exhibit 2 to Attachment A Page 9 of 9

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the mortgage loan agreement Source Document) has been securitized.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Appraised Value Type
ACM O&M Plan
Seismic Report Date
PML (SEL)
PML (SUL)
Ground Lease Maturity Date
Ground Lease Extension Options
Ground Lease Fully Extended Maturity Date
Partial Release Description
Future Debt Description
Administrative Fee Rate (%)
Original Senior Mortgage Loan Trust Amount ($)
Original Senior Companion Mortgage Loan Amount ($)
Original Junior Trust Loan Amount ($)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.